Other Long Term Debt Other Long Term Debt (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	9 Months Ended	0 Months Ended
	Sep. 15, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 24, 2012 Series C Preferred Stock [Member]	Sep. 30, 2013 Series C Preferred Stock [Member]	Sep. 15, 2013 Series D Preferred Stock [Member]	Sep. 30, 2013 Convertible Senior Notes [Member]	Aug. 01, 2013 Convertible Senior Notes [Member]	Jul. 29, 2013 Convertible Senior Notes [Member]	Sep. 30, 2013 Portion at Fair Value Measurement [Member]	Sep. 30, 2013 Carrying (Reported) Amount, Fair Value Disclosure [Member] Convertible Senior Notes [Member]
Schedule of Held-to-maturity Securities [Line Items]
Convertible preferred stock, outstanding		0	828,472			28,398,213
Stock Issued During Period, Value, New Issues		$ 490,578,000	$ 1,657,807,000	$ 186,127,000		$ 445,000,000
Convertible preferred stock, par value		$ 0.01	$ 0.01				$ 0.01
Preferred Stock, Liquidation Preference Per Share						$ 15.67
Preferred Stock, Dividend Rate, Percentage					5.81%		5.81%
Common stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Period for Stock Issuance After Merger	3 days
Shares to be Issued	15,100,000						21,700,000
Long-term Debt		269,891,000							10,000,000	300,000,000
Long-term Debt, Fair Value								300,600,000			449,800,000	301,000,000
Debt Instrument, Unamortized Discount								$ 9,400,000